CONSOLIDATED STATEMENT OF EQUITY (Parenthetical) - USD ($) $ in Millions		12 Months Ended
	Nov. 15, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Statement of Stockholders' Equity [Abstract]
Payment, Tax Withholding, Share-based Payment Arrangement		$ 54	$ 67	$ 76
Cash Dividends Declared (per common share)	$ 0.236	$ 0.900	$ 0.840	$ 0.776